Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Operating Lease Cost
	Year ended December 31
	2019	2020	2021
	US$ thousands
Operating lease costs (mainly plant and offices)	1,494	1,623	1,921
Variable lease payments not included in the lease liability	2	3	8
Short-term lease cost	287	285	278
Total operating lease cost	1,783	1,911	2,207

Schedule of Supplemental Cash Flow Information Operating Lease
	Year ended December 31
	2019	2020	2021
	US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,541	1,601	1,887
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Operating leases	1,524	7,201	451

Schedule of Supplemental Balance Sheet Information Operating Lease

	December 31
	2020	2021
	US$ thousands

Operating leases:
Operating leases right-of-use	9,913	8,765

Current operating lease liabilities	1,813	1,811
Non-current operating lease liabilities	8,282	7,377
Total operating lease liabilities	10,095	9,188

Schedule of Additional Information Related to Operating Leases
	December 31
	2020	2021
	US$ thousands

Weighted average remaining lease term (years)	8.2	7.3

Weighted average discount rate	2.4%	2.3%

Schedule of Future Minimum Lease Payments
December 31, 2021
US$ thousands

2022	1,813
2023	1,597
2024	1,235
2025	1,011
After 2026	4,090
Total operating lease payments	9,746
Less: imputed interest	(558)
Present value of lease liabilities	9,188